Overview, Basis of Presentation, and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Overview, Basis of Presentation, and Significant Accounting Policies [Abstract]
Schedule of Revenue

For the three and nine months ended September 30, 2023 and 2022, the Company’s customers that accounted for 10% or more of the total revenue were as follows:

	Three months ended September 30, 2023		Three months ended September 30, 2022		Nine months ended September 30, 2023		Nine months ended September 30, 2022
(In thousands)	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue
Company Customer Number – 136	*	*	$908	12.9%	$1,930	13.8%	$7,054	13.5%
Company Customer Number – 125	*	*	*	*	$1,855	13.2%	*	*
Company Customer Number – 139	*	*	*	*	*	*	$8,590	16.4%

*        Customer revenue, as a percentage of total revenue, was less than 10%

For the years ended December 31, 2022 and 2021, the Company’s customers that accounted for 10% or more of the total revenue were as follows:

(In thousands)	Year Ended December 31, 2022		Year Ended December 31, 2021
	Amount	% of Total Revenue	Amount	% of Total Revenue
New England Innovation Academy (“NEIA”) – Related Party	*	*	$22,010	36.8%
Greenstone Holdings (“Greenstone”) – Greenstone is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership	*	*	$9,429	15.8%
Company Customer Number – 136	$8,005	13.8%	*	*
Company Customer Number – 139	$8,761	15.0%	*	*

*        Customer revenue, as a percentage of total revenue, was less than 10%

Schedule of Accounts Receivable, Net

As of December 31, 2022 and 2021, the Company’s customers that accounted for 10% or more of the total accounts receivable, net, were as follows:

(In thousands)	As of December 31, 2022		As of December 31, 2021
	Amount	% of Total Accounts Receivable	Amount	% of Total Accounts Receivable
NEIA – Related Party	*	*	$3,498	48.4%
Company Customer Number – 126(1)	*	*	$1,541	21.3%
Company Customer Number – 15095	$352	32.9%	*	*
Company Customer Number – 10888	$251	23.5%	*	*
Company Customer Number – 16491	$123	11.5%	*	*

*        Customer accounts receivable balance, as a percentage of total accounts receivable balance, was less than 10%

(1)      The accounts receivable balance was fully reserved at December 31, 2022 due to an ongoing dispute with the customer.

Schedule of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expenses are recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life (Years)
Computer and office equipment	2 to 3
Furniture and fixtures	2
Software	3
Vehicles	5
Research and development of laboratory equipment	5
Machinery and equipment	3 to 5
Leased equipment	5 to 13
Trade show assets	3 to 5
Leasehold improvements	Lower of estimated useful life or remaining lease term

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expenses are recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life (Years)
Computer and office equipment	2 to 3
Furniture and fixtures	2
Software	3
Vehicles	5
Research and development laboratory equipment	5
Machinery and equipment	3 to 5
Leased equipment	5 to 13
Trade show assets	3 to 5
Leasehold improvements	Lower of estimated useful life or remaining lease term

Schedule of Useful Lives

The useful lives are as follows:

Trade names	5 to 7 years
Acquired developed technology	5 to 8 years
Non-compete agreements	5 years
Customer relationships	5 to 8 years
Capitalized website costs	3 to 5 years

The useful lives are as follows:

Trade names	5 to 7 years
Acquired developed technology	5 to 8 years
Non-compete agreements	5 years
Customer relationships	5 to 8 years
Capitalized website costs	3 to 5 years

Schedule of Accounts Receivable, Net

As of September 30, 2023 and December 31, 2022, the Company’s customers that accounted for 10% or more of the total accounts receivable, net, were as follows:

	As of September 30, 2023		As of December 31, 2022
(In thousands)	Amount	% of Total Accounts	Amount	% of Total Accounts
Company Customer Number – 15095	$718	60.5%	$352	32.9%
Company Customer Number – 15874	$405	34.1%	*	*
Company Customer Number – 16491	*	*	$123	11.5%
Company Customer Number – 10888	*	*	$251	23.5%

*        Customer accounts receivable, as a percentage of total accounts receivable, was less than 10%